Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Oneida Resources Corp	Dec. 31, 2012 Scenario, Previously Reported
Current assets:
Cash and cash equivalents	$ 44,072,012	$ 15,645,528	$ 13,693,215
Cash										4,070
Certificates of deposit	2,000,000	3,500,000	9,200,123
Accounts receivable	251,291	300,429	349,063
Prepaid expenses and other current assets	806,288	188,702	114,468
Total Current Assets	47,129,591	19,634,659	23,356,869							4,070
Property and equipment, net	75,700	58,266	67,056
Other assets	130,755	130,755	170,800
Total assets	47,336,046	19,823,680	23,594,725							4,070
Current liabilities:
Accounts payable	4,027,097	41,608	595,864
Accounts payable and accrued expenses										26,170
Accrued liabilities		588,065	1,103,486
Accrued and other current liabilities	2,571,126	404,656
Accrued employee benefits	759,757	726,657	669,739
Deferred revenue-short-term	416,682	1,666,674	1,666,666
Convertible promissory notes		15,173,013
Total current liabilities	7,774,662	2,839,595	4,035,755							26,170	18,196,017
Deferred revenue-long-term			1,666,667
COMMITMENTS AND CONTINGENCIES
Redeemable Convertible Preferred Stock, value				6,755,992	6,459,992	8,936,955	8,475,905	15,141,345	14,205,340
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value	2,213	1,460	11,202							500	11,270
Additional paid-in capital	89,082,858	47,678,924	2,845,336							9,500	1,478,400
Accumulated deficit	(49,523,687)	(30,696,299)	(14,105,472)								(30,696,299)
Accumulated deficit during the development stage										(32,100)
Total stockholders' equity (deficit)	39,561,384	16,984,085	(11,248,934)							(22,100)	(29,206,629)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 47,336,046	$ 19,823,680	$ 23,594,725							$ 4,070